Schedule of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			$ 1,123
Amortization	$ (99)	$ (68)	(191)	$ (124)
Balance at June 30, 2026	1,377		1,377
Data library [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			1,123
Additions			445
Amortization			(191)
Balance at June 30, 2026	1,377		1,377
Data library [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			2,534
Balance at June 30, 2026	2,979		2,979
Data library [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			(1,411)
Balance at June 30, 2026	$ (1,602)		$ (1,602)